UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              04/28/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  29
                                        -------------------

Form 13F Information Table Value Total:  $ 108,742
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
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
ANHEUSER BUSCH COS INC           COM              035229103    3573        76663       SH     SOLE                            76663
AUTO DATA PROCESSING             COM              053015103    4625       150211       SH     SOLE                           150211
AVERY DENNISON CORP              COM              053611109    3104        52900       SH     SOLE                            52900
BEMIS COMPANY INC                COM              081437105    2965        70500       SH     SOLE                            70500
BERKLEY W R CORP                 COM              084423102    2963        69150       SH     SOLE                            69150
BERKSHIRE HATHAWAY CL A          COM              084670108    6573          103       SH     SOLE                              103
BERKSHIRE HATHAWAY CL B          COM              084670207    6462         3024       SH     SOLE                             3024
COLGATE PALMOLIVE CO             COM              194162103    3863        70951       SH     SOLE                            70951
CONOCOPHILLIPS                   COM              20825C104    3389        63226       SH     SOLE                            63226
DANAHER CORP                     COM              235851102    3099        47125       SH     SOLE                            47125
EMERSON ELECTRIC CO              COM              291011104    2744        60500       SH     SOLE                            60500
ENERGY EAST CORP                 COM              29266M109    3312       186053       SH     SOLE                           186053
FIRST CHARTER CORP               COM              319439105    2233       128902       SH     SOLE                           128902
GENERAL DYNAMICS CORP            COM              369550108    2690        48850       SH     SOLE                            48850
GILLETTE CO                      COM              375766102    4507       145666       SH     SOLE                           145666
ISTAR FINANCIAL                  COM              45031U408    6707       229915       SH     SOLE                           229915
JEFFFERSON PILOT COPR            COM              475070108    3882       100880       SH     SOLE                           100880
KEYCORP NEW                      COM              493267108    3421       151650       SH     SOLE                           151650
MARTIN MARIETTA MATLS COM        COM              573284106    3304       119675       SH     SOLE                           119675
PEPSICO                          COM              713448108    3707        92680       SH     SOLE                            92680
PIEDMONT NAT GAS INC             COM              720186105    4004       112303       SH     SOLE                           112303
PRAXAIR INC                      COM              74005P104    3229        57300       SH     SOLE                            57300
PULITZER PUBLISHING              COM              745771105    1742        39976       SH     SOLE                            39976
SCANA CORP                       COM              80589M102    3033       101383       SH     SOLE                           101383
SMITHFIELD FOODS INC             COM              832248108    3183       179600       SH     SOLE                           179600
UNITED TECHNOLOGIES CP           COM              913017109    2534        43850       SH     SOLE                            43850
VORNADO RLTY TRUST               COM              929042109    5870       163960       SH     SOLE                           163960
WASHINGTON GAS LT CO             COM              92924F106    4374       165102       SH     SOLE                           165102
XCEL ENERGY INC                  COM              98389B100    3650       284950       SH     SOLE                           284950
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